-------------------------------
                                  ANNUAL REPORT
                         -------------------------------
                                December 31, 1997
                         -------------------------------




                                 The Value Line
                                     Special
                                   Situations
                                   Fund, Inc.



                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                    No-Load
                                     Mutual
                                     Funds

The Value Line Special Situations Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

The Value Line Special Situations Fund enjoyed an excellent year in 1997. This accomplishment was particularly gratifying for two reasons. First, it followed immediately upon introducing a new strategy and a new management team for the Fund at the end of 1996. Second, 1997 was a difficult year for the stocks of fast-growing small companies, relative to other stocks. This segment of the market is a primary emphasis of the Fund, and a number of funds concentrating in this area actually suffered losses for the full year. Yet your Fund gained 32.10% in 1997, well ahead of the 22.36% total return of the Russell 2000, an unmanaged index of small-capitalization stocks, and close behind the 33.36% total return of the Standard & Poor's 500, an unmanaged index of larger-capitalization stocks. The total return figures of these indexes include reinvested dividends and, unlike the Fund's returns, are not affected by any fees, administrative expenses, or holdings of cash. A comparison with its peers shows that the Fund ranked in the top 10% in its fund category for the year, according to Lipper Analytical Services.

The new strategy referred to includes an emphasis on stockholdings with strong earnings momentum and strong stock price momentum. We invest in a wide variety of special situations, but only those that are already responding positively to favorable corporate developments. At the same time, indications of near-term difficulties at a company are a danger sign that cause us to sell. Weakness in the stock price can itself be a warning of trouble around the corner. In last year's treacherous market for small growth stocks, our keen sell discipline was crucial to preserving the Fund's gains.

Because investing in small, fast-growing companies can be risky, our new strategy also includes the reduction of risk exposure, where possible. Our main tool here is diversification. The Fund is widely diversified in approximately 400 stocks across many different industries. The greatest concentration is in technology, which makes up only about 20% of the portfolio, and even within this sector the holdings are well diversified among computer hardware, industrial software, telecommunications, and other subsectors. We also seek some diversification in the size of the companies in which the Fund invests. Small-capitalization stocks have been 55%-60% of the portfolio; mid-cap, about 30%; and large-cap, 10%-15%. Your Fund has also become a more active investor in newly public companies (IPOs) and those that have been public for less than two years.

We will continue to seek out the best U.S. equity opportunities, while keeping the portfolio's level of risk exposure down to a reasonable level. Thank you for investing with us.


                                   Sincerely,


                                   /s/ Jean Bernhard Buttner

                                   Jean Bernhard Buttner
                                   Chairman and President


February 2, 1998


--------------------------------------------------------------------------------
2

                                    The Value Line Special Situations Fund, Inc.


Special Situations Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

It has now been a number of months since the crisis in Asia first made the headlines in this country, and about that long since the pessimists began to predict that there would be serious repercussions over here. During that time, however, there has been little in the economic reports to suggest that this feared sharp falloff in business activity was taking place on a wide scale. True, a number of companies are now noting some Asia-related weakness, with cautionary statements accompanying certain profit reports. In fact, the Asian problems do raise concerns regarding earnings prospects through the first half of this year--at least. For the most part, however, economic activity is sufficiently strong to suggest that corporate earnings will continue to rise, albeit at a modest pace.

Encouragingly, this long-running business expansion looks as though it will persist. Overall, the current tenor of the economic data would seem to be consistent with a growth rate of 2.0%-2.5% for the next several quarters, versus perhaps 3% had the difficulties in Asia not evolved. We add, however, that even our reduced expectations assume that the problems in that region will begin to ease selectively over the next several months, as efforts by the world's leading banking authorities gradually produce the desired stability.

Meantime, there continues to be limited pressure on the inflation front, with prices for industrial goods, energy products, and precious metals continuing in a flat to lower trend. Our sense, for now, is that these favorable pricing trends will stay intact for the balance of the year. Overall, with the economy likely to remain on a modest, yet sustainable, growth track, and with inflation expected to hold at low levels, interest rates should continue to be relatively stable, thus lending some support to the financial markets during the months ahead.

*Performance Data:

                                                                    Growth of
                                                      Average       an Assumed
                                                       Annual     Investment of
                                                    Total Return     $10,000
                                                    ------------  -------------
 1 year ended 12/31/97 ......................          32.10%        $13,210
 5 years ended 12/31/97 .....................          15.84%        $20,856
10 years ended 12/31/97 .....................          12.70%        $33,063

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital-gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------
                                                                               3

The Value Line Special Situations Fund, Inc.

--------------------------------------------------------------------------------

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                   IN THE VALUE LINE SPECIAL SITUATIONS FUND
                          AND THE S&P 500 STOCK INDEX*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                Value Line Special Situations Fund            S & P 500
                ----------------------------------            ---------
  1/1/88                     10,000                            10,000
 3/31/88                     10,822                            10,571
 6/30/88                     11,128                            11,273
 9/30/88                     10,382                            11,308
12/31/88                     10,316                            11,655
 3/31/89                     11,444                            12,479
 6/30/89                     12,407                            13,579
 9/30/89                     13,306                            15,031
12/31/89                     12,578                            15,339
 3/31/90                     12,579                            14,879
 6/30/90                     13,402                            15,813
 9/30/90                     11,329                            13,642
12/31/90                     12,019                            14,871
 3/31/91                     14,758                            17,031
 6/30/91                     14,050                            16,992
 9/30/91                     15,534                            17,901
12/31/91                     16,410                            19,402
 3/31/92                     15,859                            18,912
 6/30/92                     13,648                            19,271
 9/30/92                     13,568                            19,879
12/31/92                     15,852                            20,880
 3/31/93                     14,953                            21,791
 6/30/93                     15,984                            21,897
 9/30/93                     17,711                            22,463
12/31/93                     17,911                            22,984
 3/31/94                     17,077                            22,112
 6/30/94                     15,280                            22,205
 9/30/94                     17,954                            23,291
12/31/94                     18,096                            23,288
 3/31/95                     19,320                            25,555
 6/30/95                     21,111                            27,995
 9/30/95                     24,080                            30,219
12/31/95                     23,337                            32,039
 3/31/96                     24,113                            33,758
 6/30/96                     24,415                            35,273
 9/30/96                     24,387                            36,363
12/31/96                     25,028                            39,395
 3/31/97                     23,884                            40,446
 6/30/97                     28,040                            47,507
 9/30/97                     34,203                            51,069
12/31/97                     33,062                            52,535

                     (Period covered is 1/1/88 to 12/31/97)

--------------------------------------------------------------------------------
* The Standard & Poor's Index (S&P 500 Index) is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States.


--------------------------------------------------------------------------------
4

                                    The Value Line Special Situations Fund, Inc.

Portfolio Highlights at December 31, 1997 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings
                                                                                  Value       Percentage of
Issue                                                             Shares     (in thousands)    Net Assets
-----------------------------------------------------------------------------------------------------------
Suiza Foods Corp. ............................................     16,150         $ 962           0.8%
AES Corp. ....................................................     17,000           793           0.7
Superior Energy Services, Inc. ...............................     77,000           780           0.7
Jackson Hewitt, Inc. .........................................     10,000           680           0.6
AT&T Corp. ...................................................     10,000           613           0.5
Genentech, Inc. ..............................................     10,000           606           0.5
El Paso Natural Gas Co. ......................................      9,000           599           0.5
Mail-Well, Inc. ..............................................     14,000           567           0.5
Terex Corp. ..................................................     24,000           564           0.5
Chancellor Media Corp. .......................................      7,272           543           0.5

Five Largest Industry Categories
                                                                   Value      Percentage of
Industry                                                      (in thousands)   Net Assets
-----------------------------------------------------------------------------------------------------------
Computer Software & Services .................................   $ 11,040            9.5%
Retail-Special Lines .........................................      6,940            6.0
Industrial Services ..........................................      5,039            4.3
Retail Store .................................................      4,221            3.6
Food Processing ..............................................      4,148            3.6

Five Largest Net Security Purchases*
                                                                   Cost
Issue                                                         (in thousands)
-----------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc. ...............................      $ 545
Terex Corp. ..................................................        471
Federated Department Stores, Inc. ............................        447
Eaton Corp. ..................................................        444
Triumph Group, Inc. ..........................................        439

Five Largest Net Security Sales*
                                                                 Proceeds
Issue                                                         (in thousands)
-----------------------------------------------------------------------------------------------------------
Genentech, Inc. ..............................................    $ 1,456
Paul Harris Stores, Inc. .....................................      1,195
United Technologies Corp. ....................................        855
Carbiner International Inc. ..................................        819
Jabil Circuit, Inc. ..........................................        799

* For the six month period ended 12/31/97


--------------------------------------------------------------------------------
                                                                               5

The Value Line Special Situations Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                      Value
 Shares                                                           (in thousands)
--------------------------------------------------------------------------------
COMMON STOCKS (93.1%)

            ADVERTISING (0.4%)
  12,000    Omnicom Group, Inc.............................          $    509

            AEROSPACE/
              DEFENSE (1.5%)
   6,000    AAR Corp.......................................               233
   4,000    BE Aerospace, Inc.*............................               107
   6,000    Ducommun Inc.*.................................               210
  15,000    Kellstrom Industries, Inc.*....................               371
  10,000    Special Devices, Inc.*.........................               292
   2,000    Sundstrand Corp................................               101
   5,000    Thiokol Corp...................................               406
                                                                     --------
                                                                        1,720

            AIR TRANSPORT (1.9%)
   6,000    Airborne Freight Corp..........................               373
   6,000    Alaska Air Group, Inc.*........................               233
  12,000    Comair Holdings, Inc...........................               289
   9,000    Expeditors International of
                Washington, Inc............................               346
  16,000    Kitty Hawk Inc.*...............................               308
  12,000    Mesaba Holdings, Inc.*.........................               312
  14,000    U.S. Xpress Enterprises, Inc.
                Class "A"*.................................               310
                                                                     --------
                                                                        2,171

            APPAREL (1.4%)
   9,000    Abercrombie & Fitch Co.
                Class "A"*.................................               281
  16,000    DM Management Company*.........................               250
   5,500    Jones Apparel Group, Inc.*.....................               237
  10,000    Nautica Enterprises, Inc,*.....................               232
  10,000    Polo Ralph Lauren Corp.
                Class "A"*.................................               243
   8,000    V.F. Corp......................................               368
                                                                     --------
                                                                        1,611

            AUTO & TRUCK (0.5%)
  17,000    Brilliance China Automotive
                Holdings, Ltd..............................               128
  20,000    Navistar International Corp.*..................               496
                                                                     --------
                                                                          624

            AUTO PARTS--ORIGINAL
              EQUIPMENT (1.1%)
   8,000    Arvin Industries, Inc..........................               267
   5,000    Eaton Corp.....................................               446
   6,000    Lear Corp.*....................................               285
   9,000    Strattec Security Corp.*.......................               229
                                                                     --------
                                                                        1,227

            AUTO PARTS--
              REPLACEMENT (0.6%)
   6,000    Federal-Mogul Corp.............................               243
   4,000    SPX Corp.......................................               276
   7,000    Wynn's International, Inc......................               223
                                                                     --------
                                                                          742

            BANK--MIDWEST (0.5%)
   5,000    Northern Trust Corp............................               349
   7,400    Norwest Corp...................................               286
                                                                     --------
                                                                          635

            BEVERAGE--
              ALCOHOLIC (0.5%)
   7,000    Canandaigua Brands, Inc.
                Class "A"*.................................               388
  15,000    Quilmes Industrial Quinsa
                Societe (ADR)..............................               205
                                                                     --------
                                                                          593

            BEVERAGE--
              SOFT DRINK (0.3%)
   9,500    Coca-Cola Enterprises Inc......................               338



--------------------------------------------------------------------------------
6

                                    The Value Line Special Situations Fund, Inc.

                                                               December 31, 1997
--------------------------------------------------------------------------------

                                                                      Value
 Shares                                                           (in thousands)
--------------------------------------------------------------------------------
            BUILDING
              MATERIALS (1.0%)
   7,000    Encore Wire Corp.*.............................          $    215
   8,000    Martin Marietta Materials, Inc.................               292
   7,500    Masco Corp.....................................               382
  12,000    Thomas Industries, Inc.........................               237
                                                                     --------
                                                                        1,126

            CABLE TV (0.7%)
  10,000    Comcast Corp. Class "A"........................               316
   7,000    General Cable Corp.............................               253
   9,000    Tele-Communications, Inc.-
                TCI Group Series "A"*......................               251
                                                                     --------
                                                                          820

            CEMENT &
              AGGREGATES (1.4%)
   9,000    CalMat Co......................................               251
   8,000    Centex Construction
                Products, Inc..............................               241
   6,000    Lone Star Industries, Inc......................               319
   6,000    Southdown, Inc.................................               354
   5,000    Vulcan Materials Co............................               510
                                                                     --------
                                                                        1,675

            CHEMICAL--
              DIVERSIFIED (0.5%)
  10,000    Albemarle Corp.................................               239
   8,000    Dexter Corp....................................               345
                                                                     --------
                                                                          584

            CHEMICAL--
              SPECIALTY (0.5%)
   8,000    Tredegar Industries, Inc.......................               527

            COAL/ALTERNATE
              ENERGY (0.7%)
  17,000    AES Corp.*.....................................               793

            COMPUTER &
              PERIPHERALS (2.6%)
   9,000    DAOU Systems, Inc.*............................               281
  13,000    Digi International Inc.*.......................               221
  12,000    EMC Corp.*.....................................               329
  18,000    Genicom Corp.*.................................               207
  12,000    Inter-Tel, Inc.................................               232
   3,400    International Business
                Machines Corp..............................               356
  20,000    MTI Technology Corp.*..........................               265
  12,000    Pinnacle Systems, Inc,*........................               292
   6,000    Rainbow Technologies, Inc.*....................               174
   5,000    SanDisk Corp.*.................................               102
   5,000    Storage Technology Corp.*......................               310
  18,000    Unisys Corp.*..................................               250
                                                                     --------
                                                                        3,019

            COMPUTER SOFTWARE &
              SERVICES (9.5%)
  18,000    Adept Technology, Inc.*........................               189
   9,000    Analysts International Corp....................               310
  10,000    Analytical Surveys, Inc.*......................               343
   6,000    Aspect Development, Inc.*......................               312
  14,000    AXENT Technologies, Inc.*......................               241
   5,000    BEA Systems, Inc.*.............................                87
   3,500    CBT Group PLC (ADR)*...........................               287
   4,000    CHS Electronics, Inc.*.........................                69
   6,000    Cambridge Technology
                Partners, Inc.*............................               250
   9,000    Check Point Software
                Technologies, Ltd.*........................               367
  10,000    CheckFree Holdings Corp.*......................               270
   5,500    CIBER, Inc.*...................................               319
   6,500    Complete Business
                Solutions Inc.*............................               283
   6,000    Computer Associates
                International, Inc.........................               317
   3,000    Computer Horizons Corp.*.......................               135
   9,000    Compuware Corp.*...............................               288


--------------------------------------------------------------------------------
                                                                               7

The Value Line Special Situations Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                      Value
 Shares                                                           (in thousands)
--------------------------------------------------------------------------------
            COMPUTER SOFTWARE &
              SERVICES (9.5%)(Continued)
   5,000    Comverse Technology, Inc.*.....................          $    195
  15,000    Creative Computers, Inc........................               149
  21,000    Data Systems Network Corp.*....................               244
  14,000    ECsoft Group PLC (ADR)*........................               252
   5,000    Engineering Animation, Inc.*...................               230
  13,000    Equinox Systems, Inc.*.........................               221
  11,000    IDT Corp.*.....................................               223
   9,000    Industri-Matematik
                International Corp.*.......................               266
  19,000    International Microcomputer
                Software, Inc.*............................               268
  12,000    Intersolv, Inc.*...............................               243
   8,000    Level 8 Systems, Inc.*.........................               109
  10,000    Mastech Corp.*.................................               317
   8,000    Metro Information
                Services, Inc.*............................               222
   8,000    Micro Focus Group
                PLC (ADR)*.................................               323
  13,000    New Dimension Software,
                Ltd........................................               250
   3,000    Paychex, Inc...................................               152
  12,000    PeopleSoft, Inc.*..............................               468
   4,800    Policy Management
                Systems Corp.*.............................               334
   4,000    Pomeroy Computer
                Resources, Inc.*...........................                71
  15,000    QuadraMed Corp.*...............................               413
  11,000    Sanchez Computer
                Associates, Inc............................               320
   8,000    Saville Systems Ireland
                PLC (ADR)*.................................               332
   7,000    ScanSource, Inc................................               140
  13,000    Symantec Corp.*................................               285
   8,000    Systems & Computer
                Technology Corp.*..........................               397
   5,500    Veritas Software Corp.*........................               280
   7,000    Visio Corp.*...................................               269
                                                                     --------
                                                                       11,040

            DIVERSIFIED
              COMPANIES (2.3%)
  12,000    Consolidated Capital Corp.*....................               244
   8,000    Crane Co.......................................               347
   7,000    Danaher Corp...................................               442
   4,500    Sequa Corp. Class "A"*.........................               293
   7,000    Teleflex, Inc..................................               264
  12,000    Tyco International, Ltd........................               541
  10,500    Varlen Corp....................................               257
  15,000    Walter Industries, Inc.*.......................               309
                                                                     --------
                                                                        2,697
            DRUG (2.7%)
   5,000    Biovail Corporation
                International*.............................               195
  10,000    COR Therapeutics, Inc.*........................               225
  10,000    Genentech, Inc.*...............................               606
   7,000    ICN Pharmaceuticals, Inc.......................               342
  20,000    ICOS Corp.*....................................               366
  18,000    Medco Research, Inc.*..........................               252
   7,500    MedImmune, Inc.*...............................               322
   7,000    SangStat Medical Corp.*........................               278
   5,000    Schering-Plough Corp...........................               311
   6,000    Sepracor, Inc.*................................               240
                                                                     --------
                                                                        3,137
            DRUGSTORE (0.6%)
   4,000    CVS Corp.......................................               256
   7,000    Rite Aid Corp..................................               411
                                                                     --------
                                                                          667
            ELECTRICAL
              EQUIPMENT (1.6%)
   6,000    C & D Technologies, Inc........................               290
   5,500    General Electric Co............................               404
   8,000    Kuhlman Corp...................................               313
  10,000    Reliability Inc.*..............................               137
   4,500    Semtech Corp.*.................................               176
   7,000    Technitrol, Inc................................               210
  14,000    Transcrypt International, Inc.*................               348
                                                                     --------
                                                                        1,878


--------------------------------------------------------------------------------
8

                                    The Value Line Special Situations Fund, Inc.

                                                               December 31, 1997
--------------------------------------------------------------------------------

                                                                      Value
 Shares                                                           (in thousands)
--------------------------------------------------------------------------------
            ELECTRONICS (1.6%)
   6,000    Alpha Industries, Inc.*........................          $     97
   6,000    Alpine Group, Inc. (The)*......................               112
   9,000    Benchmark Electronics, Inc.*...................               201
  10,000    CMC Industries, Inc............................                59
   6,500    Cable Design
                Technologies, Corp.*.......................               253
   6,000    General Scanning Inc.*.........................               103
   7,000    Harmon Industries, Inc.........................               194
  14,000    IEC Electronics Corp.*.........................               191
   8,000    SBS Technologies, Inc.*........................               217
  10,000    Telxon Corp....................................               239
  10,800    Three-Five Systems, Inc.*......................               178
                                                                     --------
                                                                        1,844

            ENTERTAINMENT (1.8%)
   3,000    Boston Acoustics, Inc..........................                79
   8,000    CBS Corp.......................................               235
   7,272    Chancellor Media Corp.*........................               543
   3,500    Clear Channel
                Communications, Inc..*.....................               278
   5,500    King World Productions, Inc.*..................               318
   8,000    Sinclair Broadcast Group, Inc.
                Class "A"..................................               373
   5,000    Time Warner Inc................................               310
                                                                     --------
                                                                        2,136

            ENVIRONMENTAL (0.4%)
   7,000    American Disposal Services, Inc.*..............               256
  22,000    Neogen Corp.*..................................               250
                                                                     --------
                                                                          506

            FINANCIAL SERVICES (2.0%)
   7,000    AmeriCredit Corp.*.............................               194
   8,000    AMRESCO, Inc.*.................................               242
   8,000    HealthCare Financial
                Partners, Inc.*............................               284
   2,251    Household International, Inc...................               287
  10,000    Jackson Hewitt, Inc.*..........................               680
   9,000    Mutual Risk Management Ltd.....................               269
   5,600    SEI Investments Company........................               235
   5,000    Trammell Crow Co.*.............................               129
                                                                     --------
                                                                        2,320
            FOOD PROCESSING (3.6%)
  30,000    AgriBioTech, Inc.*.............................               512
   8,000    Dean Foods Co..................................               476
  12,000    International Home Foods, Inc.*................               336
  11,800    Interstate Bakeries Corp.......................               441
  13,000    Michael Foods, Inc.............................               317
  17,000    Pilgrim's Pride Corp...........................               264
   5,000    Quaker Oats Co.................................               264
   8,000    Smithfield Foods, Inc.*........................               264
  16,150    Suiza Foods Corp.*.............................               962
   5,000    Unilever N.V. (N.Y. Shares)....................               312
                                                                     --------
                                                                        4,148
            FURNITURE/HOME
              FURNISHINGS (1.8%)
   7,000    Chicago Miniature Lamp, Inc.*..................               236
   6,500    Cort Business Services Corp.*..................               259
   9,500    Department 56, Inc.*...........................               273
  10,000    Ethan Allen Interiors, Inc.....................               386
   6,000    La-Z-Boy, Inc..................................               259
   5,000    Miller (Herman), Inc...........................               273
  10,500    Mohawk Industries, Inc.*.......................               230
  14,000    Winsloew Furniture, Inc.*......................               203
                                                                     --------
                                                                        2,119
            GROCERY (0.9%)
   8,000    Kroger Co.*....................................               296
   5,900    Quality Food Centers, Inc,*....................               395
   6,500    Whole Foods Market, Inc,*......................               332
                                                                     --------
                                                                        1,023
            HEALTHCARE INFORMATION
               SYSTEMS (0.6%)
   5,000    Alternative Living
                Services, Inc.*............................               148
   7,000    HBO & Co.......................................               336
  20,000    Mediware Information
                Systems, Inc.*.............................               240
                                                                     --------
                                                                          724


--------------------------------------------------------------------------------
                                                                               9

The Value Line Special Situations Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                      Value
 Shares                                                           (in thousands)
--------------------------------------------------------------------------------
            HOME APPLIANCE (0.4%)
   7,000    Maytag Corp....................................          $    261
  10,000    Rent-Way, Inc.*................................               185
                                                                     --------
                                                                          446

            HOMEBUILDING (1.1%)
   4,000    Centex Corp....................................               252
   9,500    Crossmann Communities, Inc.*...................               262
   8,505    Fairfield Communities, Inc.*...................               375
   3,000    Modtech, Inc.*.................................                59
  10,000    Toll Brothers, Inc.*...........................               267
                                                                     --------
                                                                        1,215

            HOTEL/GAMING (0.4%)
   3,000    Four Seasons Hotels, Inc.......................                95
   3,700    Promus Hotel Corp.*............................               155
  12,000    Rio Hotel & Casino, Inc.*......................               252
                                                                     --------
                                                                          502

            HOUSEHOLD
              PRODUCTS (0.3%)
   1,000    Benckiser N.V. Class "B"*......................                41
   9,000    Blyth Industries, Inc.*........................               269
                                                                     --------
                                                                          310

            INDUSTRIAL
              SERVICES (4.3%)
   6,000    Abacus Direct Corp.*...........................               246
   3,000    Actrade International, Ltd.*...................                80
  10,000    Automobile Protection Corp.*...................                67
   8,000    Computer Learning
                Centers, Inc.*.............................               490
   7,000    Information Resources, Inc.*...................                94
  14,000    Interim Services, Inc.*........................               362
   9,000    Interstate National Dealer
                Services, Inc.*............................                90
  12,000    Labor Ready, Inc.*.............................               231
   6,000    Mathews International Corp.
                Class "A"*.................................               264
  16,000    RCM Technologies, Inc.*........................               272
   7,500    Robert Half International, Inc.*...............               300
  13,000    Romac International, Inc.*.....................               317
  12,000    Select Appointments Holdings
                PLC (ADR)..................................               219
  18,000    Source Services Corp.*.........................               389
   8,000    StaffMark, Inc.*...............................               253
  77,000    Superior Energy Services, Inc.*................               780
   9,000    Vitro Sociedad Anonima
                (ADR)......................................               118
   3,700    Volt Information Sciences, Inc.*...............               199
  12,750    World Fuel Services
                Corporation................................               268
                                                                     --------
                                                                        5,039

            INSURANCE--
              DIVERSIFIED (1.3%)
   8,000    Blanch (E.W.) Holdings, Inc....................               275
   4,000    Exel, Ltd......................................               254
  16,500    Fidelity National Financial, Inc...............               514
   9,000    Horace Mann Educators Corp.....................               256
   8,000    Triad Guaranty, Inc.*..........................               232
                                                                     --------
                                                                        1,531

            INSURANCE-LIFE (0.2%)
   8,000    John Alden Financial Corp......................               192

            INSURANCE-PROPERTY/
              CASUALTY (1.0%)
   4,900    Executive Risk Inc.............................               342
   8,000    Highlands Insurance
                Group, Inc.*...............................               227
   7,200    Old Republic International
                Corp.......................................               268
   6,000    State Auto Financial Corp......................               193
   3,000    Vesta Insurance Group, Inc.....................               178
                                                                     --------
                                                                        1,208

            MACHINERY (3.1%)
   5,000    Applied Power, Inc. Class "A"..................               345
  12,000    Chart Industries, Inc..........................               274
  10,000    Commercial Intertech Corp......................               208


--------------------------------------------------------------------------------
10

                                    The Value Line Special Situations Fund, Inc.

                                                               December 31, 1997
--------------------------------------------------------------------------------

                                                                      Value
 Shares                                                           (in thousands)
--------------------------------------------------------------------------------
            MACHINERY (3.1%)(Continued)
  10,000    Dover Corp.....................................          $    361
  21,000    Gardner Denver
                Machinery Inc.*............................               532
  12,000    Gehl Co.*......................................               252
   8,000    Graco Inc......................................               298
  30,000    International Comfort
                Products Corp.*............................               251
  11,000    MotivePower Industries, Inc.*..................               256
   6,000    Parker-Hannifin Corp...........................               275
  24,000    Terex Corp.*...................................               564
                                                                     --------
                                                                        3,616

            MANUFACTURED HOUSING/RECREATIONAL
              VEHICLES (0.6%)
   7,000    Fleetwood Enterprises, Inc.....................               297
  11,000    National R.V. Holdings, Inc.*..................               362
                                                                     --------
                                                                          659

            MEDICAL SERVICES (3.2%)
   8,000    Advance Paradigm, Inc.*........................               254
  17,000    Cyberonics, Inc.*..............................               259
  22,000    Excel Technology, Inc.*........................               245
  20,000    Hanger Orthopedic Group, Inc.*.................               258
   7,000    Lincare Holdings, Inc.*........................               399
  13,000    Osteotech, Inc.*...............................               354
  10,000    Physician Sales & Service, Inc.*...............               215
   5,000    Renal Care Group, Inc.*........................               160
   9,000    Res-Care, Inc.*................................               261
  10,000    Total Renal Care Holdings, Inc.*...............               275
   8,000    Universal Health Services, Inc.
                Class "B"*.................................               403
  10,000    Wesley Jessen VisionCare, Inc.*................               390
  20,000    Zomax Optical Media, Inc.*.....................               185
                                                                     --------
                                                                        3,658

            MEDICAL SUPPLIES (2.3%)
   8,000    Bindley Western Industries, Inc................               247
  12,000    Cooper Companies, Inc. (The)*..................               491
   6,000    Guidant Corp...................................               373
  11,000    Gulf South Medical
                Supply, Inc.*..............................               410
  17,000    International Murex
                Technologies Corp.*........................               171
   4,000    McKesson Corp..................................               433
   6,000    Safeskin Corp.*................................               340
   3,000    STERIS Corp.*..................................               145
                                                                     --------
                                                                        2,610

            METAL FABRICATING (0.7%)
  10,000    Maverick Tube Corp*............................               253
   6,000    SPS Technologies, Inc.*........................               262
   7,000    Trinity Industries, Inc........................               312
                                                                     --------
                                                                          827

            NATURAL GAS--
              DIVERSIFIED (0.5%)
   9,000    El Paso Natural Gas Co.........................               599

            NEWSPAPER (0.6%)
   7,000    New York Times Co. (The)
                Class "A"..................................               463
   4,000    Tribune Co.....................................               249
                                                                     --------
                                                                          712

            OFFICE EQUIPMENT &
              SUPPLIES (1.1%)
   9,000    Day Runner, Inc.*..............................               365
   9,000    Knoll, Inc.*...................................               289
  13,000    Office Depot, Inc.*............................               311
   6,500    United Stationers, Inc.*.......................               313
                                                                     --------
                                                                        1,278

            OILFIELD SERVICES/
              EQUIPMENT (1.2%)
   6,000    Coflexip S.A. (ADR)............................               333
  42,000    Grey Wolf, Inc.*...............................               226
   4,000    IRI International Corp.*.......................                56
   3,000    McDermott International, Inc...................               110
   2,000    Pride International, Inc.*.....................                51


--------------------------------------------------------------------------------
                                                                              11

The Value Line Special Situations Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                      Value
 Shares                                                           (in thousands)
--------------------------------------------------------------------------------
            OILFIELD SERVICES/
              EQUIPMENT (1.2%)
              (Continued)
   2,000    Seacor Smit, Inc.*.............................          $    120
  14,000    Tuboscope Inc.*................................               337
   3,000    Veritas DGC Inc.*..............................               118
                                                                     --------
                                                                        1,351

            PACKAGING &
              CONTAINER (0.3%)
   6,000    Sealed Air Corp.*..............................               371

            PAPER & FOREST
              PRODUCTS (0.5%)
  14,000    Mail-Well, Inc.*...............................               567

            PETROLEUM--
              INTEGRATED (0.2%)
  10,000    Core Laboratories N.V.*........................               181

            PETROLEUM
              PRODUCING (0.3%)
  11,000    Basin Exploration, Inc.*.......................               195
  30,000    PANACO, Inc....................................               120
                                                                     --------
                                                                          315

            PRECISION INSTRUMENTS
              (1.5%)
   3,500    CyberOptics Corp.*.............................                80
   7,500    IFR Systems, Inc...............................               116
   5,000    Orbotech Ltd...................................               159
  19,000    Scan-Optics, Inc.*.............................               162
  14,000    Thermo Optek Corp.*............................               215
   1,960    Thermo Vision Corp.*...........................                16
  13,000    Triumph Group, Inc.*...........................               432
   8,000    VWR Scientific
                Products Corp.*............................               226
   8,000    Waters Corp.*..................................               301
                                                                     --------
                                                                        1,707

            PUBLISHING (1.1%)
   8,000    CMG Information
                Services, Inc.*............................               242
   7,000    Consolidated Graphics, Inc.*...................               326
   4,700    McGraw-Hill Companies, Inc.*...................               348
  10,000    Meredith Corp..................................               357
                                                                     --------
                                                                        1,273

            R.E.I.T. (0.3%)
   2,000    AMB Property Corp..............................                50
   9,000    General Growth Properties, Inc.................               325
                                                                     --------
                                                                          375

            RECREATION (2.3%)
   6,000    Action Performance
                Companies, Inc.*...........................               227
  21,000    Bally Total Fitness
                Holding Corp.*.............................               459
   6,000    Carnival Corp. Class "A".......................               332
  11,000    Harley-Davidson, Inc...........................               301
   8,000    Hasbro, Inc....................................               252
   5,000    Royal Caribbean Cruises Ltd....................               267
   8,000    Steiner Leisure Ltd.*..........................               247
  10,000    Steinway Musical
                Instruments Inc.*..........................               231
  17,000    THQ, Inc.*.....................................               391
                                                                     --------
                                                                        2,707

            RESTAURANT (1.4%)
  12,000    Bob Evans Farms, Inc...........................               266
   6,300    CKE Restaurants, Inc...........................               265
   9,000    Cheesecake Factory,
                Inc. (The)*................................               274
   5,000    O'Charley's, Inc.*.............................                88
   7,000    Rainforest Cafe, Inc.*.........................               231
  18,000    WSMP, Inc.*....................................               522
                                                                     --------
                                                                        1,646

            RETAIL BUILDING
              SUPPLY (0.2%)
   5,000    Lowe's Companies, Inc..........................               238


--------------------------------------------------------------------------------
12

                                    The Value Line Special Situations Fund, Inc.

                                                               December 31, 1997
--------------------------------------------------------------------------------

                                                                      Value
 Shares                                                           (in thousands)
--------------------------------------------------------------------------------
            RETAIL--
              SPECIAL LINES (6.1%)
   6,400    American Eagle
                Outfitters, Inc.*..........................          $    223
  10,000    Barnes & Noble, Inc.*..........................               334
  13,000    Best Buy Co., Inc.*............................               479
   8,000    Borders Group, Inc.*...........................               250
   7,000    Brylane, Inc.*.................................               345
  10,000    CompUSA, Inc.*.................................               310
  17,000    Dress Barn, Inc. (The)*........................               482
  15,000    Fingerhut Companies, Inc.......................               321
  10,000    Footstar, Inc.*................................               269
   7,500    Gap, Inc.......................................               266
   8,000    General Nutrition
                Companies, Inc.*...........................               272
   9,000    Goody's Family
                Clothing, Inc.*............................               245
   9,000    Insight Enterprises, Inc.*.....................               331
   4,000    Lands' End, Inc.*..............................               140
   3,500    Linens' N Things, Inc.*........................               153
   4,000    Media Arts Group, Inc.*........................                60
  10,000    Michaels Stores, Inc.*.........................               292
   6,000    Nature's Sunshine
                Products, Inc..............................               156
   5,000    Payless ShoeSource, Inc.*......................               336
  18,000    Pier 1 Imports, Inc............................               407
   7,000    Ross Stores, Inc...............................               255
   8,000    Russ Berrie & Co., Inc.........................               210
  12,000    TJX Companies, Inc.............................               412
   8,000    Tandy Corp.....................................               309
   8,000    Wet Seal, Inc.*................................               236
                                                                     --------
                                                                        7,093

            RETAIL STORE (3.6%)
   8,000    Bon-Ton Stores, Inc.*..........................               120
   7,000    Buckle, Inc. (The)*............................               240
   9,000    Costco Companies, Inc.*........................               402
   6,000    Dayton-Hudson Corp.............................               405
  14,000    Family Dollar Stores, Inc......................               410
   6,000    Federated Department
                Stores, Inc.*..............................               258
   4,000    Kohl's Corp.*..................................               272
   6,000    Mac Frugal's Bargains
                Close-Outs, Inc.*..........................               247
   8,750    99 Cents Only Stores*..........................               258
   8,000    Pacific Sunwear of
                California, Inc.*..........................               237
   8,500    Party City Corp.*..............................               274
   9,300    Paul Harris Stores, Inc.*......................                94
   8,000    Proffitt's, Inc.*..............................               227
   8,000    Stage Stores, Inc.*............................               299
   7,000    Stein Mart, Inc.*..............................               187
  15,000    Trans World
                Entertainment Corp.*.......................               291
                                                                     --------
                                                                        4,221
            SEMICONDUCTOR (0.5%)
  15,000    Applied Science &
                Technology, Inc.*..........................               169
   6,000    Plasma-Therm, Inc.*............................                41
   3,000    Siliconix, Inc.*...............................               129
  12,000    3Dfx Interactive, Inc.*........................               270
                                                                     --------
                                                                          609
            SHOE (0.4%)
  13,000    Rocky Shoes & Boots, Inc.*.....................               198
   9,500    Wolverine World Wide, Inc......................               215
                                                                     --------
                                                                          413
            TELECOMMUNICATIONS
                EQUIPMENT (1.7%)
  10,000    AFC Cable Systems, Inc.*.......................               297
  20,000    Applied Signal
                Technology, Inc.*..........................               275
  11,000    Applied Voice
                Technology, Inc.*..........................               311
   6,000    Boston Technology, Inc.*.......................               151
   5,000    CIENA Corp.*...................................               306
   8,000    DSP Group, Inc.*...............................               160
   9,300    Superior TeleCom Inc.*.........................               321
   4,000    Tollgrade
                Communications, Inc.*......................                95
                                                                     --------
                                                                        1,916


--------------------------------------------------------------------------------
                                                                              13

The Value Line Special Situations Fund, Inc.

Schedule of Investments                                        December 31, 1997
--------------------------------------------------------------------------------

                                                                      Value
 Shares                                                           (in thousands)
--------------------------------------------------------------------------------
            TELECOMMUNICATION
              SERVICES (3.4%)
  10,000    AT&T Corp......................................          $    613
   3,000    Bell Atlantic Corp.............................               273
  15,600    Dycom Industries, Inc.*........................               336
  19,000    GST Telecommunications, Inc.*..................               226
  15,000    GeoTel Communications Corp.*...................               234
  16,000    Mobile Telecommunications
                Technologies Corp.*........................               352
  17,500    Nact Telecommunications, Inc.*.................               311
   8,000    Pacific Gateway Exchange, Inc.*................               431
   4,000    Teledata Communications Ltd.*..................                73
   5,000    Teleport Communications
                Group Class "A"*...........................               274
   9,500    United Video Satellite
                Group, Inc. Class "A"*.....................               273
  10,000    WinStar Communications, Inc.*..................               249
  13,000    World Access, Inc.*............................               310
                                                                     --------
                                                                        3,955
            TEXTILE (0.1%)
   4,000    Interface Inc. Class "A".......................               116

            TOBACCO (0.6%)
   7,000    Consolidated Cigar
                Holdings Inc. Class "A"*...................               193
   9,000    General Cigar
                Holdings, Inc. Class "A"*..................               192
   6,500    Universal Corp.................................               267
                                                                     --------
                                                                          652

            TRUCKING/
              TRANSPORTATION
              LEASING (0.8%)
  20,000    Arkansas Best Corp.*...........................               195
   8,000    CNF Transportation Inc.........................               307
   9,000    USFreightways Corp.............................               292
   6,000    Yellow Corporation*............................               151
                                                                     --------
                                                                          945
                                                                     --------
            TOTAL COMMON
                STOCKS (93.1%)
              (Cost $90,385,000) ..........................           108,006
                                                                     --------



   Shares and                                                        Value
   Principal                                                     (in thousands)
    Amounts                                                     except per share
(in thousands)                                                       amount)
--------------------------------------------------------------------------------
WARRANTS (0.0%)
   2,666    Nam Tai Electronics, Inc.*
                warrants expire 11/24/00...................          $      8
                                                                     --------
            TOTAL WARRANTS
                (Cost $7,000) .............................                 8
                                                                     --------
            TOTAL INVESTMENT
                SECURITIES (93.1%)
                (Cost $90,392,000) ........................          $108,014
                                                                     --------


REPURCHASE AGREEMENT (5.7%)
(including accrued interest)
$  6,600    Collateralized by $6,445,000
                U.S. Treasury Notes 6 1/2%,
                due 8/31/01 with a value
                of $6,743,000 (with
                Morgan Stanley & Co., Inc.,
                6.20%, dated 12/31/97,
                due 1/2/98, delivery value
                of $6,602,000) ............................          $  6,601

CASH AND RECEIVABLES OVER
LIABILITIES (1.2%) ........................................             1,425
                                                                     --------
NET ASSETS (100%) .........................................          $116,040
                                                                     ========
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER
OUTSTANDING SHARE
($116,040,000 / 8,012,600 shares
outstanding)                                                         $  14.48
                                                                     ========


* Non-income producing

(ADR) American Depositary Receipts.


See Notes to Financial Statements.


--------------------------------------------------------------------------------
14

                                    The Value Line Special Situations Fund, Inc.


Statement of Assets
and Liabilities at December 31, 1997
--------------------------------------------------------------------------------
                                                                     Dollars
                                                                 (in thousands
                                                                except per share
                                                                     amount)
                                                                ----------------
Assets:
Investment securities, at value
  (Cost--$90,392) ............................................       $108,014
Repurchase agreement (Cost--$6,601) ..........................          6,601
Cash .........................................................             50
Receivable for securities sold ...............................          2,945
Receivable for capital shares sold ...........................            140
Dividends receivable .........................................             37
                                                                     --------
      Total Assets ...........................................        117,787
                                                                     --------
Liabilities:
Payable for securities purchased .............................          1,004
Payable for capital shares repurchased .......................            571
Accrued expenses:
  Advisory fee ...............................................             73
  Other ......................................................             99
                                                                     --------
      Total Liabilities ......................................          1,747
                                                                     --------
Net Assets ...................................................       $116,040
                                                                     ========
Net Assets consist of:
Capital stock, at $1.00 par value
  (authorized 100,000,000,
  outstanding 8,012,600 shares) ..............................       $  8,013
Additional paid-in capital ...................................         88,368
Undistributed net realized gain on
  investments ................................................          2,037
Unrealized net appreciation of
  investments ................................................         17,622
                                                                     --------
Net Assets ...................................................       $116,040
                                                                     ========
Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share
  ($116,040,000/8,012,600 shares
  outstanding) ...............................................       $  14.48
                                                                     ========


Statement of Operations
for the Year Ended December 31, 1997
--------------------------------------------------------------------------------
                                                                     Dollars
                                                                  (in thousands)
                                                                  --------------
Investment Income:
Interest ..................................................          $    547
Dividends (Net of foreign
  withholding taxes of $1) ................................               410
                                                                     --------
      Total Income ........................................               957
                                                                     --------
Expenses:
Advisory fee ..............................................               771
Transfer agent ............................................               106
Custodian fees ............................................                68
Auditing and legal fees ...................................                38
Printing and stationery ...................................                26
Postage ...................................................                26
Telephone and wire charges ................................                25
Registration fees .........................................                23
Directors' fees and expenses ..............................                15
Insurance, dues and other .................................                 8
                                                                     --------
      Total Expenses Before
        Custody Credits ...................................             1,106
      Less: Custody Credits ...............................                (7)
                                                                     --------
      Net Expenses ........................................             1,099
                                                                     --------
Investment Loss--Net ......................................              (142)
                                                                     --------
Realized and Unrealized Gain on
  Investments--Net:
    Realized Gain--Net ....................................            18,163
    Change in Unrealized
      Appreciation ........................................             9,607
                                                                     --------
Net Realized Gain and Change in
  Unrealized Appreciation on
  Investments .............................................            27,770
                                                                     --------
Net Increase in Net Assets from
  Operations ..............................................          $ 27,628
                                                                     ========


See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                                              15

The Value Line Special Situations Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended December 31, 1997 and 1996
--------------------------------------------------------------------------------

                                                                                  1997           1996
                                                                               -------------------------
                                                                                 (Dollars in thousands)
Operations:
  Investment (loss) income--net ..........................................     $    (142)      $   1,391
  Realized gain on investments--net ......................................        18,163          20,138
  Change in unrealized appreciation ......................................         9,607         (14,834)
                                                                               -------------------------
  Net increase in net assets from operations .............................        27,628           6,695
                                                                               -------------------------

Distributions to Shareholders:
  Investment income--net .................................................            (4)         (1,389)
  Realized gain from investment transactions--net ........................       (19,857)        (19,846)
                                                                               -------------------------
  Total distributions ....................................................       (19,861)        (21,235)
                                                                               -------------------------

Capital Share Transactions:
  Proceeds from sale of shares ...........................................        50,634          17,465
  Proceeds from reinvestment of distributions to shareholders ............        17,814          18,857
  Cost of shares repurchased .............................................       (49,769)        (30,596)
                                                                               -------------------------
  Increase from capital share transactions ...............................        18,679           5,726
                                                                               -------------------------

Total Increase (Decrease) ................................................        26,446          (8,814)

Net Assets:
  Beginning of year ......................................................        89,594          98,408
                                                                               -------------------------
  End of year ............................................................     $ 116,040       $  89,594
                                                                               =========================

Undistributed Investment Income--net,
  at end of year .........................................................     $      --       $       3
                                                                               =========================


See Notes to Financial Statements.


--------------------------------------------------------------------------------
16

                                    The Value Line Special Situations Fund, Inc.

Notes to Financial Statements                                  December 31, 1997
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Value Line Special Situations Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a broadly diversified list of "special situations."

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.


--------------------------------------------------------------------------------
                                                                              17

The Value Line Special Situations Fund, Inc.

Notes to Financial Statements                                  December 31, 1997
--------------------------------------------------------------------------------

2. Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                                                           1997           1996
                                                         -----------------------
Shares sold ......................................          3,023          1,039
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ..............................          1,293          1,436
                                                         -----------------------
                                                            4,316          2,475
Shares repurchased ...............................          3,018          1,820
                                                         -----------------------
Net increase .....................................          1,298            655
                                                         =======================
Dividends per share from
  net investment income ..........................       $ .00061        $ .2625
                                                         =======================
Distributions per share from
  net realized gains .............................       $2.98500        $3.7500
                                                         =======================

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                      1997
                                                                  (in thousands)
                                                                  --------------
Purchases:
Investment Securities ...................................           $225,902
                                                                    ========
Sales:
Investment Securities ...................................           $220,854
                                                                    ========

At December 31, 1997, the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $97,028,000. The aggregate appreciation and depreciation of investments at December 31, 1997, based on a comparison of investment values and their costs for federal income tax purposes, was $20,199,000 and $2,612,000 respectively, resulting in a net appreciation of $17,587,000.

Permanent book-tax differences relating to shareholder distributions are reclassified within the composition of net asset accounts. In the current year the Fund reclassified $142,000 from accumulated net investment loss to undistributed net realized gain on investments. Net investment loss, net realized gain, and net assets were not affected by this reclassification.

4. Investment   Advisory  Contract,  Management  Fees,  and  Transactions   With
   Affiliates

An advisory fee of $771,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 1997. This was computed at an annual rate of 3/4 of 1% of the average daily net assets during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund. During the year ended December 31, 1997, the Fund paid brokerage commissions totalling $157,960 to the distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies owned 638,195 shares of the Fund's capital stock, representing 8% of the outstanding shares at December 31, 1997.


--------------------------------------------------------------------------------
18

                                    The Value Line Special Situations Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                   Years Ended December 31,
                                                 -------------------------------------------------------------------
                                                   1997             1996            1995         1994         1993
                                                  -------          -------         -------      -------      -------
Net asset value, beginning of year ...........   $  13.34          $ 16.24         $ 16.15      $ 16.95      $ 15.69
                                                 -------------------------------------------------------------------

  Income (loss) from investment operations:
    Net investment income (loss) .............       (.02)             .26             .06         (.07)        (.13)
    Net gains on securities
      (both realized and unrealized) .........       4.15              .85            4.58          .23         2.14
                                                 -------------------------------------------------------------------
    Total from investment operations .........       4.13             1.11            4.64          .16         2.01
                                                 -------------------------------------------------------------------

  Less distributions:
    Dividends from net investment income .....          #             (.26)           (.06)          --           --
    Distributions from capital gains .........      (2.99)           (3.75)          (4.49)        (.96)        (.75)
                                                 -------------------------------------------------------------------
    Total distributions ......................      (2.99)           (4.01)          (4.55)        (.96)        (.75)
                                                 -------------------------------------------------------------------

Net asset value, end of year .................   $  14.48          $ 13.34         $ 16.24      $ 16.15      $ 16.95
                                                 ===================================================================

Total return .................................      32.10%            7.24%          28.96%        1.03%       12.99%
                                                 ===================================================================

Ratios/Supplemental Data:
Net assets, end of year (in thousands) .......   $116,040          $89,594         $98,408      $90,180      $91,388
Ratio of expenses to average net assets ......       1.08%(1)         1.08%(1)        1.06%        1.10%        1.06%
Ratio of net investment income (loss)
  to average net assets ......................       (.14)%           1.44%           0.32%       (0.46)    %   (.79)%
Portfolio turnover rate ......................        240%             146%             10%          37%          39%
Average commissions paid per share of
  common stock investment puchased/sold ......   $  .0493          $ .0490(2)


#    Dividend paid was less than one cent per share

(1)  Before offset of custody credits.

(2)  Disclosure effective for fiscal years beginning on or after 9/1/95.



See Notes to Financial Statements


--------------------------------------------------------------------------------
                                                                              19

The Value Line Special Situations Fund, Inc.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Value Line Special Situations Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Special Situations Fund, Inc. (the "Fund") at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036

February 20, 1998

--------------------------------------------------------------------------------

                    SHAREHOLDERS MEETING RESULTS (unaudited)

A special meeting of shareholders of The Value Line Special Situations Fund, Inc. was held on October 30, 1997. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

1. The election of six Directors to serve until their successors are duly elected and qualified.

                                Number of Votes:
                                                                       Broker
     Directors                        For          Withheld          Non-Votes*
     ---------                     ---------       --------          ----------
Jean Bernhard Buttner              3,822,026        104,508              0
John W. Chandler                   3,819,622        106,912              0
Leo R. Futia                       3,813,809        112,725              0
David H. Porter                    3,818,496        108,038              0
Paul Craig Roberts                 3,816,588        109,946              0
Nancy-Beth Sheerr                  3,812,304        105,230              0

2. Ratification of the selection of Price Waterhouse LLP as independent accountants for the fiscal year ending December 31, 1997.

                                Number of Votes:
                                                                   Broker
        For               Against            Abstain             Non-Votes*
     ---------            -------            -------             ----------
     3,813,316            27,716             67,501                   0

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.


--------------------------------------------------------------------------------
20

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 419729
                      Kansas City, MO 64141-6729

INDEPENDENT           Price Waterhouse LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      John W. Chandler
                      Leo R. Futia
                      David H. Porter
                      Paul Craig Roberts
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Stephen E. Grant
                      Vice President
                      Philip Orlando
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer


This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                       VLF712443